Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of property plant and equipment estimated useful lives
Property and equipment	Lesser of lease term or expected useful life
Computer Equipment	3 years

Schedule of estimated useful life of intangible assets

The useful life of the intangible assets is assessed to be finite. Amortization is computed using the straight-line method over the estimated useful life as follows:

Peel partnership right	Lesser of 10 years and remaining lease term of right-of-use asset - Partnership rights as a strategic partner of The Shire of Murray
Software	5 years